Investment Properties, Net	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about investment property [abstract]
Investment Properties, Net	INVESTMENT PROPERTIES, NET

	December 31,
	2019	2020
	(US$ in millions)
At January 1
Cost	$988	$1,004
Accumulated depreciation	(359)	(417)
At January 1	$629	$587

Year ended December 31
Opening net book amount	$629	$587
Additions	6	7
Adjustments to project costs	—	(3)
Transfer	6	2
Depreciation	(57)	(52)
Exchange difference	3	2
Closing net book amount	$587	$543

At December 31
Cost	$1,004	$990
Accumulated depreciation	(417)	(447)
At December 31	$587	$543

(a)Measuring investment property at fair value
The Group engaged an independent professional valuer, Knight Frank Petty Limited, to perform the valuation of the Group’s investment properties, which are located in Macao, on an annual basis. Knight Frank Petty Limited is a professionally qualified independent external valuer, and had appropriate recent experience in the relevant location and category of the properties being valued. In determining the fair value of the investment properties, the valuer uses assumptions and estimates that reflect, amongst other factors, comparable market transactions in an active market, lease/right-of-use income from current leases/right-of-use and assumptions about lease/right-of- use income from future leases/rights-of-use in light of current market conditions, capitalization rates, terminal yield and reversionary income potential. Valuations were based on income and an open market value approach for all completed properties as follows:

	December 31,
	2019	2020
	(US$ in millions)
Fair value of the investment properties	$8,354	$7,686

In estimating the fair value of the properties, the highest and best use of the properties is their current use. The fair value estimate of the Group’s investment properties is a Level 3 input.
(b)Amounts recognized in profit or loss for investment properties

	Year ended December 31,
	2018	2019	2020
	(US$ in millions)
Mall income	$507	$531	$269
Direct operating expenses arising from investment properties that generate right-of-use income	$51	$50	$37
Direct operating expenses that did not generate right-of-use income	$5	$5	$6

During the year ended December 31, 2018, 2019 and 2020, mall income in the table above included turnover fees, representing variable lease income of US$64 million, US$74 million and US$29 million, respectively, and rent concessions of US$215 million granted to mall tenants during the year ended December 31, 2020 as a result of the COVID-19 Pandemic.

(c)Leasing arrangements
The investment properties are leased to mall tenants under operating leases with rentals payable on a monthly basis. Lease payments in the mall leasing contracts include variable lease payments that depend on turnover of the retail store. Where necessary to reduce credit risk, the Group may obtain bank guarantees for the term of a lease or cash security deposit at the commencement of a lease. There is no residual value guarantee for our current mall leases.
The future aggregate minimum lease/base fee receivables under non-cancelable agreements are as follows:

	December 31,
	2019	2020
	(US$ in millions)
No later than 1 year	$361	$334
1 to 2 years	289	244
2 to 3 years	205	178
3 to 4 years	67	140
4 to 5 years	42	113
Later than 5 years	47	407
	$1,011	$1,416